Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit (unaudited) - USD ($)	Convertible Preferred Stock	Common stock	Additional paid-in capital	Accumulated deficit	Total
Balance at Feb. 28, 2018	$ 167,010,000	$ 1,000	$ 29,310,000	$ (213,007,000)	$ (183,696,000)
Balance (shares) at Feb. 28, 2018	16,545,536	3,242,319
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock warrants in connection with July 2019 debt			2,279,000		2,279,000
Exercise of stock options and common stock warrants			1,002,000		1,002,000
Exercise of stock options and common stock warrants (shares)		253,087
Stock-based compensation expense			5,721,000		5,721,000
Net loss				(56,496,000)	(56,496,000)
Balance at Feb. 28, 2019	$ 214,664,000	$ 1,000	38,881,000	(269,503,000)	(230,621,000)
Balance (shares) at Feb. 28, 2019	18,640,901	3,616,549
Balance at Feb. 28, 2019	$ 214,664,000				$ 214,664,000
Balance (shares) at Feb. 28, 2019	18,640,901				18,640,901
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options and common stock warrants			356,000		$ 356,000
Exercise of stock options and common stock warrants (shares)	0	90,322
Stock-based compensation expense			1,436,000		1,436,000
Net loss				(15,903,000)	(15,903,000)
Balance at May. 31, 2019		$ 1,000	40,673,000	(285,406,000)	(244,732,000)
Balance (shares) at May. 31, 2019		3,706,871
Balance at May. 31, 2019	$ 214,664,000
Balance (shares) at May. 31, 2019	18,640,901
Balance at Feb. 28, 2019	$ 214,664,000	$ 1,000	38,881,000	(269,503,000)	(230,621,000)
Balance (shares) at Feb. 28, 2019	18,640,901	3,616,549
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(49,226,000)
Balance at Nov. 30, 2019		$ 1,000	54,816,000	(318,729,000)	(263,912,000)
Balance (shares) at Nov. 30, 2019		4,625,064
Balance at Feb. 28, 2019	$ 214,664,000				$ 214,664,000
Balance (shares) at Feb. 28, 2019	18,640,901				18,640,901
Balance at Nov. 30, 2019	$ 233,022,000
Balance (shares) at Nov. 30, 2019	19,513,939
Balance at Feb. 28, 2019	$ 214,664,000	$ 1,000	38,881,000	(269,503,000)	$ (230,621,000)
Balance (shares) at Feb. 28, 2019	18,640,901	3,616,549
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock in connection with acquisition			6,164,000		6,164,000
Issuance of common stock in connection with acquisition (shares)		289,320
Issuance of common stock warrants in connection with July 2019 debt			1,585,000		1,585,000
Exercise of stock options and common stock warrants		$ 1,000	6,791,000		6,792,000
Exercise of stock options and common stock warrants (shares)		1,876,370
Stock-based compensation expense			6,002,000		6,002,000
Net loss				(51,365,000)	(51,365,000)
Balance at Feb. 29, 2020	$ 233,022,000	$ 2,000	64,071,000	(320,868,000)	(256,795,000)
Balance (shares) at Feb. 29, 2020	19,513,939	6,033,450
Balance at Feb. 28, 2019	$ 214,664,000				$ 214,664,000
Balance (shares) at Feb. 28, 2019	18,640,901				18,640,901
Balance at Feb. 29, 2020	$ 233,022,000				$ 233,022,000
Balance (shares) at Feb. 29, 2020	19,513,939				19,513,939
Balance at May. 31, 2019		$ 1,000	40,673,000	(285,406,000)	$ (244,732,000)
Balance (shares) at May. 31, 2019		3,706,871
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock in connection with acquisition			6,164,000		6,164,000
Issuance of common stock in connection with acquisition (shares)		279,436
Issuance of common stock warrants in connection with July 2019 debt			779,000		779,000
Exercise of stock options and common stock warrants	$ 0	$ 0	1,428,000	0	1,428,000
Exercise of stock options and common stock warrants (shares)	0	415,420
Stock-based compensation expense			1,895,000		1,895,000
Net loss				(15,026,000)	(15,026,000)
Balance at Aug. 31, 2019		$ 1,000	50,939,000	(300,432,000)	(249,492,000)
Balance (shares) at Aug. 31, 2019		4,401,727
Balance at May. 31, 2019	$ 214,664,000
Balance (shares) at May. 31, 2019	18,640,901
Balance at Aug. 31, 2019	$ 214,664,000
Balance (shares) at Aug. 31, 2019	18,640,901
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock in connection with acquisition (shares)		9,884
Exercise of stock options and common stock warrants			728,000		728,000
Exercise of stock options and common stock warrants (shares)		213,453
Issuance of common stock warrants in connection with sale of Series F Preferred Stock			1,585,000		1,585,000
Stock-based compensation expense			1,564,000		1,564,000
Net loss				(18,297,000)	(18,297,000)
Balance at Nov. 30, 2019		$ 1,000	54,816,000	(318,729,000)	(263,912,000)
Balance (shares) at Nov. 30, 2019		4,625,064
Increase (Decrease) in Temporary Equity [Roll Forward]
Sale of Series F preferred stock, net	$ 18,358,000
Sale of Series F preferred stock, net (shares)	873,038
Balance at Nov. 30, 2019	$ 233,022,000
Balance (shares) at Nov. 30, 2019	19,513,939
Balance at Feb. 29, 2020	$ 233,022,000	$ 2,000	64,071,000	(320,868,000)	(256,795,000)
Balance (shares) at Feb. 29, 2020	19,513,939	6,033,450
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options and common stock warrants			2,999,000		2,999,000
Exercise of stock options and common stock warrants (shares)		347,807
Stock-based compensation expense			1,259,000		1,259,000
Net loss				(13,960,000)	(13,960,000)
Balance at May. 31, 2020		$ 2,000	68,329,000	(334,828,000)	(266,497,000)
Balance (shares) at May. 31, 2020		6,381,257
Balance at Feb. 29, 2020	$ 233,022,000				$ 233,022,000
Balance (shares) at Feb. 29, 2020	19,513,939				19,513,939
Balance at May. 31, 2020	$ 233,022,000
Balance (shares) at May. 31, 2020	19,513,939
Balance at Feb. 29, 2020	$ 233,022,000	$ 2,000	64,071,000	(320,868,000)	$ (256,795,000)
Balance (shares) at Feb. 29, 2020	19,513,939	6,033,450
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(45,926,000)
Balance at Nov. 30, 2020		$ 5,000	755,076,000	(366,794,000)	388,287,000
Balance (shares) at Nov. 30, 2020		55,171,467
Balance at Feb. 29, 2020	$ 233,022,000				$ 233,022,000
Balance (shares) at Feb. 29, 2020	19,513,939				19,513,939
Balance at Nov. 30, 2020
Balance (shares) at Nov. 30, 2020					0
Balance at May. 31, 2020		$ 2,000	68,329,000	(334,828,000)	$ (266,497,000)
Balance (shares) at May. 31, 2020		6,381,257
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock in connection with acquisition			156,000		156,000
Issuance of common stock in connection with acquisition (shares)		97,019
Exercise of stock options and common stock warrants			1,726,000		1,726,000
Exercise of stock options and common stock warrants (shares)		383,575
Issuance of common stock in public offering, net of issuance costs of		$ 1,000	231,227,000		231,228,000
Issuance of common stock in public offering, net of issuance costs of		11,526,134
Conversion of preferred stock into common stock		$ 2,000	233,020,000		233,022,000
Conversion of preferred stock into common stock (shares)		29,479,521
Automatic exercise of warrants into common stock in connection with initial public offering		1,401,836
Issuance of stock options to satisfy bonus obligation			5,735,000		5,735,000
Stock-based compensation expense			2,105,000		2,105,000
Net loss				(15,371,000)	(15,371,000)
Balance at Aug. 31, 2020		$ 5,000	542,298,000	(350,199,000)	192,104,000
Balance (shares) at Aug. 31, 2020		49,269,342
Balance at May. 31, 2020	$ 233,022,000
Balance (shares) at May. 31, 2020	19,513,939
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of preferred stock into common stock	$ (233,022,000)
Conversion of preferred stock into common stock (shares)	(19,513,939)
Exercise of stock options and common stock warrants		$ 84,627	527,000		527,000
Issuance of common stock in public offering, net of issuance costs of			208,046,000		208,046,000
Issuance of common stock in public offering, net of issuance costs of		5,750,000
Stock-based compensation expense			2,946,000		2,946,000
Issuance of common stock in connection with the employee stock purchase plan			1,259,000		1,259,000
Common stock issued		67,498
Net loss				(16,595,000)	(16,595,000)
Balance at Nov. 30, 2020		$ 5,000	$ 755,076,000	$ (366,794,000)	388,287,000
Balance (shares) at Nov. 30, 2020		55,171,467
Balance at Nov. 30, 2020
Balance (shares) at Nov. 30, 2020					0